SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Municipal Cash Series II, a portfolio of Cash Trust Series II, which covers the six-month reporting period ended November 30, 1999. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings in tax-free securities issued by municipalities nationwide, and its financial statements.

During the reporting period, Municipal Cash Series II paid a total of $0.01 in tax-free dividends per share. 1 In addition to tax-free income, this money market fund also offers tax-sensitive shareholders the important advantages of daily liquidity and stability of principal.2 By the end of the reporting period, fund assets totaled $286.3 million.

Thank you for choosing Municipal Cash Series II as a convenient way to help your ready cash earn daily, tax-free income. Please contact your investment representative if you have any questions about the fund.

Sincerely,

[Graphic]

Richard B. Fisher

President

January 15, 2000

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE REPORTING PERIOD?

The improvements in international economies, particularly in Asia and other calm foreign markets, laid the foundation for the Federal Reserve Board (the "Fed") to focus on the U.S. economy as a better indicator of the inflation picture. During the course of the reporting period, the Fed became increasingly concerned with inflationary pressures from tighter labor markets as well as rising equity wealth. For the most part inflationary forces remained tame this year with increases in some commodity prices, namely, oil. Nevertheless, the Fed, citing tighter labor markets, shrinking gains in productivity and growth in demand, began a series of three rate increases. The first came in late June and the second in August-both 25 basis point moves. At its November meeting and for the third time during 1999, the Fed voted to raise the Federal Funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were influenced by technical factors over this reporting period, notably July coupon payments and corporate tax payments. Variable rate demand notes (VRDNs), which comprise more than 60% of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher in mid- June to the 3.60% level as supply and demand imbalances occurred due to corporate tax payments. Yields then declined in July, as coupon payments looked to reinvest. The same technical pattern repeated in September. Yields began September in the 3.10% range and moved 60 basis points higher by mid-September to the 3.70% level due to the mid-September tax payments. Over the reporting period, VRDN yields averaged roughly 72% of taxable rates. This was attractive by recent historical values in large part due to the strong technical periods of June and September.

WHAT WERE YOUR STRATEGIES FOR FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 55 days. The fund remained in a 40- to 50-day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, the portfolio attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are tight and productivity gains are narrowing, will likely tighten monetary policy in the first quarter of the new year. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

NOVEMBER 30, 1999 (UNAUDITED)




PRINCIPAL
AMOUNT                                                     VALUE
                   SHORT-TERM MUNICIPALS-99.3% 1
                   ALABAMA-3.5%
  $    585,000     Abbeville, AL, IDB Monthly
                   VRDNs (Great Southern Wood
                   Preserving
                   Co.)/(SouthTrust Bank of
                   Alabama, Birmingham LOC)         $     585,000
     3,055,000     Birmingham, AL, IDA Weekly
                   VRDNs (Mrs. Strattons
                   Salads, Inc.)/(SouthTrust
                   Bank of Alabama,
                   Birmingham LOC)                      3,055,000
       925,000     Huntsville, AL, IDB Weekly
                   VRDNs (Giles & Kendall,
                   Inc.)/(SouthTrust Bank of
                   Alabama, Birmingham LOC)               925,000
     5,500,000     Selma, AL, IDB, Solid Waste
                   Disposal Revenue Bonds
                   (Series A), 3.75% TOBs
                   (International Paper Co.),
                   Optional Tender 3/1/2000             5,500,000
                   TOTAL                               10,065,000
                   ARIZONA-4.9%
     1,900,000     Coconino County, AZ,
                   Pollution Control Corp.,
                   (Series 1998) Daily VRDNs
                   (Arizona Public Service
                   Co.)/(KBC Bank N.V. LOC)             1,900,000
       715,000     Maricopa County, AZ, IDA,
                   3.85% CP (Citizens
                   Utilities Co.), Mandatory
                   Tender 12/17/1999                      715,000
     2,500,000     Maricopa County, AZ, IDA,
                   Las Villas Del Sol (Series
                   1999A), 5.115% TOBs
                   (Bayerische Landesbank
                   Girozentrale) 11/1/2000              2,500,000
     1,629,000     Pima County, AZ, IDA,
                   Single Family Mortgage
                   (PA-159), TOBs
                   (GNMA COL)/(Merrill Lynch
                   Capital Services, Inc.
                   LIQ) 2/10/2000                       1,629,000
     5,000,000     Pima County, AZ, IDA,
                   Single Family Mortgages,
                   (Series 1999-6) Weekly
                   VRDNs (Roaring Fork
                   Municipal Products,
                   LLC)/(GNMA COL)/(Bank of
                   New York, New York LIQ)              5,000,000
     1,000,000     Yavapai, AZ, IDA, (Series
                   1997B) Weekly VRDNs
                   (Yavapai Regional Medical
                   Center)/(FSA INS)/(Credit
                   Local de France LIQ)                 1,000,000
     1,250,000     Yuma County, AZ, Airport
                   Authority, Inc., (Series
                   1997A) Weekly VRDNs (Bank
                   One, Arizona N.A. LOC)               1,250,000
                   TOTAL                               13,994,000
                   ARKANSAS-1.0%
     3,000,000     Springdale, AR, IDA Weekly
                   VRDNs (Newlywed
                   Food)/(Mellon Bank N.A.,
                   Pittsburgh LOC)                      3,000,000
PRINCIPAL
AMOUNT                                                     VALUE
                   SHORT-TERM MUNICIPALS-
                   continued 1
                   COLORADO-1.4%
  $  2,300,000     Colorado HFA, (Series
                   1996) Weekly VRDNs (Neppl-
                   Springs Fabrication)/
                   (U.S. Bank, N.A.,
                   Minneapolis LOC)                $    2,300,000
     1,720,000   2 Colorado HFA, MERLOTS
                   (Series C), 3.60% TOBs
                   (First Union National
                   Bank, Charlotte, NC LIQ),
                   Optional Tender 2/1/2000             1,720,000
                   TOTAL                                4,020,000
                   CONNECTICUT-1.0%
     3,000,000     Bridgeport, CT, 3.95%
                   BANs, 1/18/2000                      3,000,000
                   GEORGIA-4.1%
     5,000,000     Clayton County, GA,
                   Development Authority,
                   (Series 1994) Weekly VRDNs
                   (Lear Seating
                   Corp.)/(Chase Manhattan
                   Bank N.A., New York LOC)             5,000,000
     2,000,000     Crisp County, GA,
                   Development Authority,
                   (Series B), 4.35% TOBs
                   (Masonite Corp.)/(Internat
                   ional Paper Co. GTD),
                   Optional Tender 9/1/2000             2,000,000
     3,300,000     Marietta, GA, Housing
                   Authority, Multifamily
                   Housing Revenue Bonds
                   (Series 1995) Weekly VRDNs
                   (Chalet Apartments
                   Project)/(General Electric
                   Capital Corp. LOC)                   3,300,000
     1,500,000     Savannah, GA, EDA, (Series
                   1995A) Weekly VRDNs (Home
                   Depot, Inc.)                         1,500,000
                   TOTAL                               11,800,000
                   HAWAII-1.7%
     4,995,000   2 Hawaii State Airport
                   System, (Second Series
                   1991) PT-163, 3.10% TOBs
                   (AMBAC Finacial Group,
                   Inc. INS)/(Banque
                   Nationale de Paris LIQ),
                   Optional Tender 1/13/2000            4,995,000
                   ILLINOIS-4.6%
     4,000,000   2 Chicago, IL, Single Family
                   Mortgage, PT-290, 3.90%
                   TOBs (GNMA
                   COL)/(Landesbank Hessen-
                   Thueringen, Frankfurt
                   LIQ), Optional Tender
                   10/5/2000                            4,000,000
     6,000,000     Chicago, IL, Gas Supply
                   Revenue Bonds (1993 Series
                   B), 3.20% TOBs (Peoples Gas
                   Light & Coke Co.), Optional
                   Tender 12/1/1999                     6,000,000
     1,190,000     Illinois Development
                   Finance Authority Weekly
                   VRDNs (Olympic Steel,
                   Inc.)/(National City Bank,
                   Ohio LOC)  1,190,000
     2,109,000     Peoria, IL, (Series 1996)
                   Weekly VRDNs (J.T. Fennell
                   Company, Inc.
                   Project)/(Bank One,
                   Illinois, N.A. LOC)                  2,109,000
                   TOTAL                               13,299,000
PRINCIPAL
AMOUNT                                                     VALUE
                   SHORT-TERM MUNICIPALS-
                   continued 1
                   INDIANA-5.0%
 $   1,500,000     Huntington, IN, (Series
                   1998) Weekly VRDNs (DK
                   Enterprises LLC)/(Norwest
                   Bank Minnesota, N.A. LOC)       $    1,500,000
     2,000,000     Huntington, IN, (Series
                   1998) Weekly VRDNs
                   (Huesing Industries,
                   Inc.)/(Norwest Bank
                   Minnesota, N.A. LOC)                 2,000,000
     1,225,000     Indiana Development
                   Finance Authority,
                   Economic Development
                   Revenue Refunding Bonds
                   Weekly VRDNs (T. M. Morris
                   Manufacturing Co., Inc.
                   Project)/(Bank One,
                   Indiana, N.A. LOC)                   1,225,000
     1,000,000     Indiana EDC, Revenue Bonds
                   (Series 1989) Weekly VRDNs
                   (O'Neal Steel,
                   Inc.)/(SouthTrust Bank of
                   Alabama, Birmingham LOC)             1,000,000
     2,445,000     Indianapolis, IN, (Series
                   1991) Weekly VRDNs (Cantor
                   & Coleman II
                   Project)/(Bank One,
                   Indiana, N.A. LOC)                   2,445,000
     1,085,000     Tipton, IN, (Series 1997)
                   Weekly VRDNs (MCJS,
                   LLC)/(Bank One, Indiana,
                   N.A. LOC)                            1,085,000
     3,000,000     Wayne Township, IN, Metro
                   School District, 3.55%
                   TANs, 12/31/1999                     3,000,598
     2,000,000     Whitley County, IN,
                   Consolidated Schools,
                   3.55% TANs, 12/31/1999               2,000,643
                   TOTAL                               14,256,241
                   IOWA-0.4%
     1,265,000     Iowa Finance Authority,
                   (Series 1998) Weekly VRDNs
                   (Schumacher
                   Elevator)/(Norwest Bank
                   Minnesota, N.A. LOC)                 1,265,000
                   KANSAS-4.0%
     1,435,000     Olathe, KS, (Series 1998)
                   Weekly VRDNs (Eskridge,
                   Inc.)/(Commerce Bank,
                   Kansas City, N.A. LOC)               1,435,000
    10,000,000     Sedgwick & Shawnee
                   Counties, KS, Variable
                   Rate Certificates (Series
                   1999W) Weekly VRDNs (GNMA
                   COL)/(Bank of America,
                   N.A. LIQ)                           10,000,000
                   TOTAL                               11,435,000
                   KENTUCKY-9.0%
     6,000,000     Berea, KY, (Series 1997)
                   Weekly VRDNs (Tokico
                   (USA), Inc.)/(Bank of
                   Tokyo-Mitsubishi Ltd. LOC)           6,000,000
     1,260,000     Boone County, KY, (Series
                   1996) Weekly VRDNs
                   (Western States Envelope
                   Co.)/(Bank One, Wisconsin,
                   N.A. LOC)                            1,260,000
     3,500,000     Henderson City, KY,
                   (Series 1998) Weekly VRDNs
                   (Vincent Industrial
                   Plastics, Inc.)/(SunTrust
                   Bank, Nashville LOC)                 3,500,000
     1,095,000     Jefferson County, KY,
                   Weekly VRDNs (Advanced
                   Filtration, Inc.)/(Bank
                   One, Kentucky LOC)                   1,095,000
     2,000,000     Kenton County, KY, (Series
                   1999) Weekly VRDNs
                   (Packaging Un-limited of
                   Northern Kentucky,
                   Inc.)/(National City Bank,
                   Kentucky LOC)                        2,000,000
     2,000,000     Kentucky Housing Corp.,
                   (Series C), 3.20% TOBs
                   12/31/1999                           2,000,000
     5,995,000  2  Kentucky Housing Corp.,
                   Variable Rate Certificates
                   (Series 1998 O), 3.78% TOBs
                   (Bank of America, N.A.
                   LIQ), Optional Tender
                   8/3/2000                             5,995,000
PRINCIPAL
AMOUNT                                                     VALUE
                   SHORT-TERM MUNICIPALS-
                   continued 1
                   KENTUCKY-CONTINUED
 $   2,325,000     Muhlenberg County, KY,
                   (Series 1997) Weekly VRDNs
                   (Plastic Products Co.
                   Project)/(Norwest Bank
                   Minnesota, N.A. LOC)            $    2,325,000
     1,575,000     Muhlenberg County, KY,
                   (Series A) Weekly VRDNs
                   (Plastic Products Co.
                   Project)/(Norwest Bank
                   Minnesota, N.A. LOC)                 1,575,000
                   TOTAL                               25,750,000
                   MARYLAND-6.6%
     2,775,000     Anne Arundel County, MD,
                   Economic Development
                   Revenue Bonds (Series
                   1996) Weekly VRDNs (Atlas
                   Container Corp.
                   Project)/(Mellon Bank
                   N.A., Pittsburgh LOC)                2,775,000
     5,570,000     Maryland Economic
                   Development Corp., (Series
                   1999A) Weekly VRDNs
                   (Victor Graphics,
                   Inc.)/(Allfirst LOC)                 5,570,000
     3,655,000     Maryland State Community
                   Development
                   Administration, (Series
                   1990 C) Weekly VRDNs
                   (Cherry Hill Apartment
                   Ltd.)/(Bank of America,
                   N.A. LOC)                            3,655,000
       985,000     Maryland State Community
                   Development
                   Administration, (Series
                   1990A) Weekly VRDNs
                   (College
                   Estates)/(Allfirst LOC)                985,000
     5,900,000     Maryland State Community
                   Development
                   Administration, (Series
                   1990B) Weekly VRDNs
                   (Cherry Hill Apartment
                   Ltd.)/(Bank of America,
                   N.A. LOC)                            5,900,000
                   TOTAL                               18,885,000
                   MASSACHUSETTS-1.7%
     4,775,000     Massachusetts IFA Weekly
                   VRDNs (Commonwealth Laurel
                   Lake Realty)/
                   (KeyBank, N.A. LOC)                  4,775,000
                   MINNESOTA-5.6%
       835,000     Byron, MN Weekly VRDNs
                   (Schmidt
                   Printing)/(Norwest Bank
                   Minnesota, N.A. LOC)                   835,000
     5,000,000   2 Dakota County, Washington
                   County & Anoka City, MN, Housing & Redevelopment Authority,
                   MERLOTS (Series H), 3.80% TOBs (United States Treasury
                   COL)/(First Union National Bank, Charlotte, NC LIQ),
                   Optional Tender 12/1/1999            5,000,000
     5,500,000     St. Michael, MN, (Series
                   1999) Weekly VRDNs
                   (TC/American Monorail,
                   Inc.)/(Norwest Bank
                   Minnesota, N.A. LOC)                 5,500,000
     2,700,000     Thief River Falls, MN,
                   Northland Village
                   Apartments (Series 1999),
                   4.93% TOBs (Bank of
                   America, N.A.), Mandatory
                   Tender 5/1/2000                      2,700,000
     2,000,000     White Bear Lake, MN,
                   Century Townhomes (Series
                   1997), 4.547% TOBs
                   (Westdeutsche Landesbank
                   Girozentrale), Optional
                   Tender 5/1/2000                      2,000,000
                   TOTAL                               16,035,000
PRINCIPAL
AMOUNT                                                     VALUE
                   SHORT-TERM MUNICIPALS-
                   continued 1
                   MISSISSIPPI-0.4%
 $   1,200,000     Senatobia, MS Weekly VRDNs
                   (Deltona Lighting
                   Products,
                   Inc.)/(Southtrust Bank of
                   West Florida, St.
                   Petersburg LOC)                 $    1,200,000
                   MISSOURI-0.2%
       500,000     Springfield, MO, 5.50%
                   Bonds, 3/1/2000                        501,087
                   MULTI STATE-10.7%
     1,000,000     Charter Mac Floater
                   Certificates Trust I,
                   (First Tranche) Weekly
                   VRDNs (MBIA
                   INS)/(Bayerische
                   Landesbank Girozentrale,
                   Commerzbank AG, Frankfurt
                   and Credit Communal de
                   Belgique, Brussles LIQs)             1,000,000
    21,500,000     Charter Mac Floater
                   Certificates Trust I,
                   (Second Tranche) Weekly
                   VRDNs (MBIA
                   INS)/(Bayerische
                   Landesbank Girozentrale,
                   Commerzbank AG, Frankfurt
                   and Credit Communal de
                   Belgique, Brussles LIQs)            21,500,000
     3,000,000     Charter Mac Floater
                   Certificates Trust I,
                   (Third Tranche) Weekly
                   VRDNs (MBIA
                   INS)/(Bayerische
                   Landesbank Girozentrale,
                   Commerzbank AG, Frankfurt
                   and Credit Communal de
                   Belgique, Brussles LIQs)            3,000,000
     5,000,000     Clipper Tax-Exempt Trust
                   (AMT MultiState), (Series
                   B) Weekly VRDNs (State
                   Street Bank and Trust Co.
                   LIQ)                                 5,000,000
                   TOTAL                               30,500,000
                   NEW HAMPSHIRE-1.1%
     1,275,000     New Hampshire Business
                   Finance Authority, IDRB
                   (Series A) Weekly VRDNs
                   (Upper Valley
                   Press)/(KeyBank, N.A. LOC)           1,275,000
     2,000,000     New Hampshire State IDA,
                   (Series 1991), 4.75% TOBs
                   (International Paper Co.),
                   Optional Tender 10/15/2000           2,000,000
                   TOTAL                                3,275,000
                   NEW JERSEY-0.9%
     2,500,000   2 New Jersey Housing &
                   Mortgage Financing
                   Authority, (PT-285), 3.80%
                   TOBs (MBIA
                   INS)/(Landesbank Hessen-
                   Thueringen, Frankfurt
                   LIQ), Optional Tender
                   8/10/2000                            2,500,000
                   NORTH DAKOTA-0.3%
       910,000     Fargo, ND, IDRB (Series
                   1994) Weekly VRDNs (Pan-O-
                   Gold Baking Co.
                   Project)/(Norwest Bank
                   Minnesota, N.A. LOC)                   910,000
                   OHIO-9.7%
     4,505,000     Clermont County, OH,
                   Variable Rate IDRB's
                   (Series 1997) Weekly VRDNs
                   (Buriot International,
                   Inc.)/(KeyBank, N.A. LOC)            4,505,000
     1,485,000     Cuyahoga County, OH, IDA,
                   IDRB (Series 1995) Weekly
                   VRDNs (Avalon Precision
                   Casting Co.
                   Project)/(KeyBank, N.A. LOC)         1,485,000
     6,500,000     Huber Heights, OH, IDR
                   (Series 1999) Weekly VRDNs
                   (Paxar Corp.)/(SunTrust
                   Bank, Atlanta LOC)                   6,500,000
     5,000,000     Mahoning County, OH, IDA,
                   (Series 1999) Weekly VRDNs
                   (Modern Builders Supply,
                   Inc.)/(PNC Bank, N.A. LOC)           5,000,000
PRINCIPAL
AMOUNT                                                     VALUE
                   SHORT-TERM MUNICIPALS-
                   continued 1
                   OHIO-CONTINUED
 $   1,400,000     Medina County, OH, Solid
                   Waste Disposal Revenue
                   Bonds (Series 1995) Weekly
                   VRDNs (Valley City Steel
                   Company Project)/(KeyBank,
                   N.A. LOC)                       $    1,400,000
     2,610,000     Ohio HFA, PT-122 Weekly
                   VRDNs (GNMA COL)/(Banco
                   Santander Central Hispano,
                   S.A. LIQ)                            2,610,000
     2,700,000     South Euclid-Lyndhurst,
                   OH, City School District,
                   3.40% BANs, 2/10/2000                2,701,527
     3,500,000     Summit County, OH, IDR,
                   (Series 1994) Weekly VRDNs
                   (Harry London
                   Candies, Inc.)/(KeyBank,
                   N.A. LOC)                            3,500,000
                   TOTAL                               27,701,527
                   OREGON-0.8%
     2,200,000     Oregon State Economic and
                   Community Development
                   Commission, (Series 191)
                   Weekly VRDNs (Western
                   Oregon Door, LLC)/(Norwest
                   Bank Minnesota, N.A. LOC)            2,200,000
                   PENNSYLVANIA-0.3%
       400,000     Pennsylvania EDFA, (Series
                   F) Weekly VRDNs
                   (Respironics, Inc.)/(PNC
                   Bank, N.A.  LOC)                       400,000
       400,000     Pennsylvania EDFA, (Series
                   1998A) Weekly VRDNs
                   (Fourth Generation Realty,
                   LLC)/(PNC Bank, N.A. LOC)              400,000
                   TOTAL                                  800,000
                   SOUTH CAROLINA-1.2%
     3,325,000     ABN AMRO MuniTOPS
                   Certificates Trust
                   (Multistate AMT) Series
                   1998-7 Weekly VRDNs (South
                   Carolina State Ports
                   Authority)/(FSA INS)/(ABN
                   AMRO Bank N.V., Amsterdam
                   LIQ)                                 3,325,000
                   SOUTH DAKOTA-1.7%
     4,000,000     South Dakota Housing
                   Development Authority,
                   (Series 1999-H), 3.85%
                   BANs, 9/28/2000                      4,000,000
       765,000     South Dakota Housing
                   Development Authority,
                   Homeownership Mortgage
                   Bonds (1997 Series E)
                   Weekly VRDNs                           765,000
                   TOTAL                                4,765,000
                   TENNESSEE-4.6%
     2,480,000     Hamilton County, TN, IDB
                   Weekly VRDNs (Pavestone
                   Co.)/(Bank One, Texas
                   N.A. LOC)                            2,480,000
     1,600,000     Jackson, TN, IDB, Solid
                   Waste Facility Bonds
                   (Series 1995) Weekly VRDNs
                   (Florida Steel
                   Corp.)/(Bank of America,
                   N.A. LOC)                            1,600,000
     1,500,000     Memphis, TN, 4.50% Bonds,
                   10/1/2000                            1,507,240
     1,500,000     Metropolitan Government
                   Nashville & Davidson
                   County, TN, GO UT Refunding
                   Bonds, 4.625% Bonds,
                   5/15/2000                            1,509,457
PRINCIPAL
AMOUNT                                                     VALUE
                   SHORT-TERM MUNICIPALS-
                   continued 1
                   TENNESSEE-CONTINUED
 $   3,000,000     Morristown, TN, IDB,
                   (Series 1999) Weekly VRDNs
                   (Tuff Torq Corp.)/(Bank of
                   Tokyo-Mitsubishi Ltd. LOC)      $    3,000,000
     2,000,000     Sevier County, TN, Public
                   Building Authority, Local
                   Government Improvement
                   Bonds, (Series II-G-2)
                   Weekly VRDNs (Knoxville,
                   TN)/(AMBAC Financial
                   Group, Inc. INS)/(KBC
                   Bancassurance Holding LIQ)           2,000,000
     1,000,000     Sevier County, TN, Public
                   Building Authority, Local
                   Government Public
                   Improvement Bonds, (Series
                   II-G-3) Weekly VRDNs
                   (Maryville, TN)/(AMBAC
                   Financial Group, Inc.
                   INS)/(KBC Banassurance
                   Holding LIQ)                         1,000,000
                   TOTAL                               13,096,697
                   TEXAS-2.9%
     2,000,000     Angelina and Neches River
                   Authority, Texas, Solid
                   Waste Disposal Revenue
                   Bonds (Series 1993), 4.40%
                   CP (Temple-Eastex,
                   Inc.)/(Temple-Inland, Inc.
                   GTD), Mandatory Tender
                   12/6/1999                            2,000,000
     2,500,000     Brazos River Authority,
                   TX, (Series 1996B) Daily
                   VRDNs (Texas Utilities
                   Electric Co.)/(AMBAC
                   Financial Group, Inc. INS)
                   /(Bank of New York, New
                   York LIQ)                            2,500,000
     2,830,000     Tarrant County, TX IDC
                   Weekly VRDNs (Holden
                   Business Forms)/(Norwest
                   Bank Minnesota, N.A. LOC)            2,830,000
     1,000,000     Tarrant County, TX, IDC,
                   (Series 1997) Weekly VRDNs
                   (Lear Operations
                   Corp.)/(Chase Manhattan
                   Bank N.A., New York LOC)             1,000,000
                   TOTAL                                8,330,000
                   VIRGINIA-4.5%
     6,000,000   2 Fairfax County, VA, EDA,
                   Trust Receipt FR/RI-A15
                   (Series 1999A), 3.95% TOBs
                   (AMBAC Financial Group,
                   Inc. INS)/(National
                   Westminster Bank, PLC,
                   London LIQ), Optional
                   Tender 2/1/2000                      6,000,000
     2,500,000     Halifax, VA, IDA, MMMs,
                   PCR, 3.85% CP (Virginia
                   Electric Power Co.),
                   Mandatory Tender 3/10/2000           2,500,000
     4,500,000     Richmond, VA,
                   Redevelopment & Housing
                   Authority, (Series B-1)
                   Weekly VRDNs (Richmond, VA
                   Red Tobacco Row)/(Credit
                   Suisse First Boston LOC)             4,500,000
                   TOTAL                               13,000,000
                   WASHINGTON-1.2%
     3,500,000     Pierce County, WA,
                   Economic Development
                   Corp., (Series 1995)
                   Weekly VRDNs (Simpson-
                   Tacoma Kraft Company
                   Project)/(Bank of America,
                   N.A. LOC)                            3,500,000
                   WISCONSIN-2.4%
     1,700,000     Combined Locks, WI,
                   Development Revenue Bonds,
                   (Series 1997) Weekly VRDNs
                   (Appleton Papers)/(Bank of
                   Nova Scotia, Toronto LOC)            1,700,000
     1,200,000     Milwaukee, WI, Weekly
                   VRDNs (Pelton Casteel,
                   Inc.)/(Norwest Bank
                   Minnesota, N.A. LOC)                 1,200,000
     2,000,000     Plymouth, WI, IDB Weekly
                   VRDNs (Great Lakes
                   Cheese)/(Rabobank
                   Nederland, Utrecht LOC)              2,000,000
PRINCIPAL
AMOUNT                                                     VALUE
                   SHORT-TERM MUNICIPALS-
                   continued 1
                   WISCONSIN-CONTINUED
 $   1,825,000     Wisconsin Housing &
                   Economic Development
                   Authority, Business
                   Development Revenue Bonds
                   (Series 1995) Weekly VRDNs
                   (Carlson Tool &
                   Manufacturing
                   Corp.)/(Firstar Bank,
                   Milwaukee LOC)                  $    1,825,000
                   TOTAL                                6,725,000
                   WYOMING-1.9%
     5,510,000   2 Wyoming Community
                   Development Authority, PT-
                   195, 3.35% TOBs (Banco
                   Santander Central Hispano,
                   S.A. LIQ) 5/1/2000                   5,510,000
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3                $ 284,413,552


 Securities that are subject to the alternative minimum tax represent 93.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At November 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)




FIRST TIER    SECOND TIER
95.07%        4.93%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30,1999, these securities amounted to $35,720,000 which represents 12.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($286,329,525) at November 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDA -Economic Development Authority EDC -Economic Development Commission
EDFA -Economic Development Financing Authority FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Corporation LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series MMMs -Money Market Municipals PCR -Pollution Control Revenue PLC -Public Limited Company TANs -Tax Anticipation Notes TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999 (UNAUDITED)




ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 284,413,552
Cash                                                484,868
Income receivable                                 1,771,176
TOTAL ASSETS                                    286,669,596
LIABILITIES:
Income distribution
payable                         $ 301,899
Accrued expenses                   38,172
TOTAL LIABILITIES                                   340,071
Net assets for 286,329,525
shares outstanding                            $ 286,329,525
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$286,329,525 / 286,329,525
shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)




INVESTMENT INCOME:
Interest                                         $ 4,652,965
EXPENSES:
Investment adviser fee         $   643,554
Administrative personnel
and services fee                    97,048
Custodian fees                       7,107
Transfer and dividend
disbursing agent fees and
expenses                            26,816
Directors'/Trustees' fees            4,163
Auditing fees                        6,434
Legal fees                          11,418
Portfolio accounting fees           29,683
Distribution services fee          257,421
Share registration costs            11,894
Printing and postage                11,852
Insurance premiums                   9,115
Miscellaneous                        2,803
TOTAL EXPENSES                   1,119,308
WAIVER:
Waiver of investment
adviser fee                        (71,088)
Net expenses                                       1,048,220
Net investment income                            $ 3,604,745


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                                    SIX MONTHS
                                         ENDED
                                   (unaudited)             YEAR ENDED
                                  NOVEMBER 30,                MAY 31,
                                          1999                   1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $    3,604,745       $      7,364,551
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                   (3,604,745)            (7,364,551)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             569,969,589          1,184,015,170
Net asset value of shares
issued to shareholders in
payment of
distributions declared               3,236,269              6,774,275
Cost of shares redeemed           (544,321,539)        (1,199,420,167)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        28,884,319             (8,630,722)
Change in net assets                28,884,319             (8,630,722)
NET ASSETS:
Beginning of period                257,445,206            266,075,928
End of period                   $  286,329,525       $    257,445,206


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                              SIX MONTHS
                                                   ENDED
                                             (unaudited)
                                            NOVEMBER 30,                        YEAR ENDED MAY 31,
                                                    1999          1999         1998         1997
1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00        $ 1.00       $ 1.00       $ 1.00     $ 1.00
$ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.01          0.03         0.03         0.03
0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income           (0.01)        (0.03)       (0.03)       (0.03)     (0.03)
(0.03)
NET ASSET VALUE, END OF PERIOD                    $ 1.00        $ 1.00       $ 1.00       $ 1.00     $ 1.00
$ 1.00
TOTAL RETURN 1                                      1.41%         2.76%        3.09%        2.96%
3.22%       3.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                            0.81% 2       0.81%        0.81%        0.79%
0.79%       0.79%
Net investment income                               2.80% 2       2.72%        3.03%        2.93%
3.17%       2.91%
Expense waiver/reimbursement 3                      0.06% 2       0.07%        0.04%        0.16%
0.31%       0.23%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)         $286,330      $257,445     $266,076     $253,106    $59,888
$67,611


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. Non-cash dividends included in dividend income, if any are recorded at fair value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:




                                SIX MONTHS
                                     ENDED         YEAR ENDED
                              NOVEMBER 30,            MAY 31,
                                      1999               1999
Shares sold                    569,969,589      1,184,015,170
Shares issued to
shareholders in payment of
distributions declared           3,236,269          6,774,275
Shares redeemed               (544,321,539)    (1,199,420,167)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              28,884,319         (8,630,722)


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based a scale that ranges from 0.15% to 0.075% of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended November 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act amounting to $304,500,000 and $356,930,200 respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

Municipal Cash Series II

SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOVEMBER 30, 1999

 [Graphic]
 Federated
 Municipal Cash Series II
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 147552103

1121604 (1/00)

 [Graphic]



SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Treasury Cash Series II, a portfolio of Cash Trust Series II, which covers the six-month reporting period ended November 30, 1999. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Treasury Cash Series II paid a total of $0.02 in dividends per share. In addition to income on shareholders' ready cash, this highly conservative money market fund also offers shareholders the important advantages of daily liquidity and stability of principal. 1 Assets totaled $278.9 million at the reporting period's end.

At the end of the reporting period, most of the fund's assets were invested in repurchase agreements backed by U.S. government securities since these securities offered a yield advantage over many direct government securities. The remainder of the fund's assets were invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series II as a convenient, conservative way to keep your cash working through the relative safety of U.S. Treasury obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
January 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Treasury Cash Series II is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's (S&P) 1 and Aaa by Moody's Investors Service (Moody's).2

The Federal Reserve Board (the "Fed") tightened monetary policy on three separate occasions over the semi-annual reporting period, raising the Federal Funds target rate 75 basis points higher to its present level of 5.5%. The three 25 basis point policy adjustments completely removed the degree of liquidity that the Fed had infused into the fixed income markets at the height of the global economic crisis in the fourth quarter of 1998. Vigorous economic growth spurred onward by robust consumer spending forced the Fed's hand in spite of generally well-contained inflationary pressures.

Short-term interest rates rose steadily over the reporting period. By the time of the first 25 basis point tightening at the end of June, the front end of the yield curve had fully anticipated the action to be taken by the Fed, a pattern that repeated itself for the subsequent moves in mid- August and mid-November. Overall, the yield on the one year Treasury bill, which began the reporting period in June at 5.0%, rose to 5.7% by the end of November. After the Fed's mid-November move, the market correctly interpreted that the Fed would be on the sidelines for the remainder of the year, in order to avoid additional uncertainty of the century date change at the end of the year.

The fund maintained a 40 to 50-day average maturity target range over the reporting period, moving within that range according to relative value opportunities. The tendency of the market to anticipate the policy changes from the Fed allowed us to continue to maintain our maturity stance in spite of the expectation of rising interest rates. The fund's structure remained barbelled, combining a significant portion in repurchase agreements with purchases of securities with 6 to 13 month maturities. Toward the end of the reporting period, with the Fed temporarily on hold and expectations of lower short-term interest rate-- particularly on repurchase agreements--as a result of Y2K, we reduced our overnight repurchase agreement position in favor of term repurchase agreements with longer maturities.

Looking forward, with the aftermath of Y2K being relatively minor and fourth quarter Gross Domestic Product growth expected to have exceeded 5.0%, we expect the Fed to resume its tightening trend in the first quarter of 2000.

1 This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

Portfolio of Investments

NOVEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                    VALUE
                  SHORT-TERM U.S. TREASURY
                  OBLIGATIONS--20.3%
                  U.S. TREASURY BILLS--0.7% 1
  $  2,000,000    4.470%-5.210%, 3/30/2000-
                  11/9/2000                       $   1,917,873
                  U.S. TREASURY NOTES--19.6%
    54,500,000    4.000%-7.750%, 12/31/1999-
                  8/15/2000                          54,571,005
                  TOTAL U.S. TREASURY
                  OBLIGATIONS                        56,488,878
                  REPURCHASE AGREEMENTS--
                  79.8% 2
    10,000,000    ABN AMRO, Inc., 5.670%,
                  dated 11/30/1999, due
                  12/1/1999                          10,000,000
    10,000,000    Banc One Capital Markets,
                  5.680%, dated 11/30/1999,
                  due 12/1/1999                      10,000,000
    10,000,000    Barclays de Zoete Wedd
                  Securities, Inc., 5.700%,
                  dated 11/30/1999, due
                  12/1/1999                          10,000,000
    10,000,000    Bear, Stearns and Co.,
                  5.690%, dated 11/30/1999,
                  due 12/1/1999                      10,000,000
    10,000,000    CIBC Wood Gundy Securities
                  Corp., 5.650%, dated
                  11/30/1999, due 12/1/1999          10,000,000
    10,000,000    CIBC Wood Gundy Securities
                  Corp., 5.680%, dated
                  11/30/1999, due 12/1/1999          10,000,000
     8,000,000 3  Credit Suisse First
                  Boston, Inc., 5.430%,
                  dated 11/18/1999, due
                  1/18/2000                           8,000,000
    38,500,000    Deutsche Bank Financial,
                  Inc., 5.680%, dated
                  11/30/1999, due 12/1/1999          38,500,000
    10,000,000    Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.680%, dated 11/30/1999,
                  due 12/1/1999                      10,000,000
    10,000,000    First Union Capital
                  Markets, 5.680%, dated
                  11/30/1999, due 12/1/1999          10,000,000
    10,000,000    Greenwich Capital Markets,
                  Inc., 5.690%, dated
                  11/30/1999, due 12/1/1999          10,000,000
    10,000,000  3 Lehman Brothers, Inc.,
                  5.430%, dated 11/19/1999,
                  due 1/18/2000                      10,000,000
    10,000,000    Paribas Corp., 5.700%,
                  dated 11/30/1999, due
                  12/1/1999                          10,000,000
    10,000,000    Salomon Brothers, Inc.,
                  5.700%, dated 11/30/1999,
                  due 12/1/1999                      10,000,000
    10,000,000    Societe Generale
                  Securities Corp., 5.680%,
                  dated 11/30/1999, due
                  12/1/1999                          10,000,000
    10,000,000    Toronto Dominion
                  Securities (USA) Inc.,
                  5.680%, dated 11/30/1999,
                  due 12/1/1999                      10,000,000
     4,000,000  3 Warburg Dillon Reed LLC,
                  5.340%, dated 8/18/1999,
                  due 2/14/2000                       4,000,000
     5,000,000  3 Warburg Dillon Reed LLC,
                  5.450%, dated 11/22/1999,
                  due 1/24/2000                       5,000,000
     7,000,000  3 Warburg Dillon Reed LLC,
                  5.460%, dated 11/17/1999,
                  due 1/18/2000                       7,000,000
PRINCIPAL
AMOUNT                                                    VALUE
                  REPURCHASE AGREEMENTS--
                  continued 2
  $ 10,000,000    Warburg Dillon Reed LLC,
                  5.690%, dated 11/30/1999,
                  due 12/1/1999                  $   10,000,000
    10,000,000    Westdeutsche Landesbank
                  Girozentrale, 5.670%,
                  dated 11/30/1999, due
                  12/1/1999                          10,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                        222,500,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 4               $ 278,988,878

1 Each issue shows the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($278,932,826) at November 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999 (UNAUDITED)

ASSETS:
Investment in repurchase
agreements                      $ 222,500,000
Investments in securities          56,488,878
TOTAL INVESTMENTS IN
SECURITIES, AT AMORTIZED
COST AND VALUE                                    $ 278,988,878
Cash                                                     83,272
Income receivable                                       749,402
TOTAL ASSETS                                        279,821,552
LIABILITIES:
Income distribution
payable                               846,969
Accrued expenses                       41,757
TOTAL LIABILITIES                                       888,726
Net assets for 278,932,826
shares outstanding                                $ 278,932,826
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$278,932,826 / 278,932,826
shares outstanding                                        $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest                                         $ 5,954,401
EXPENSES:
Investment adviser fee         $   583,240
Administrative personnel
and services fee                    87,953
Custodian fees                      21,610
Transfer and dividend
disbursing agent fees and
expenses                            27,548
Directors'/Trustees' fees            3,709
Auditing fees                        6,601
Legal fees                           3,010
Portfolio accounting fees           31,584
Distribution services fee          225,130
Share registration costs             9,769
Printing and postage                 6,530
Insurance premiums                     990
Miscellaneous                        4,783
TOTAL EXPENSES                   1,012,457
WAIVER:
Waiver of investment
adviser fee                        (44,278)
Net expenses                                         968,179
Net investment income                            $ 4,986,222

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                    SIX MONTHS
                                         ENDED
                                   (unaudited)           YEAR ENDED
                                  NOVEMBER 30,              MAY 31,
                                          1999                 1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $    4,986,222       $    8,831,616
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                   (4,986,222)          (8,831,616)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             615,810,084          952,869,243
Net asset value of shares
issued to shareholders in
payment of
distributions declared               2,078,433            4,568,351
Cost of shares redeemed           (571,992,545)        (951,067,767)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        45,895,972            6,369,827
Change in net assets                45,895,972            6,369,827
NET ASSETS:
Beginning of period                233,036,854          226,667,027
End of period                   $  278,932,826       $  233,036,854

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS
                                ENDED
                          (unaudited)
                         NOVEMBER 30,                                     YEAR ENDED MAY 31,
                                 1999          1999         1997               1998               1996               1995
NET ASSET VALUE,
BEGINNING OF PERIOD            $ 1.00        $ 1.00       $ 1.00             $ 1.00             $ 1.00             $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:
 Net investment income           0.02          0.04         0.05               0.05               0.05               0.04
LESS DISTRIBUTIONS:
Distributions from
net investment income           (0.02)        (0.04)       (0.05)             (0.05)             (0.05)             (0.04)
NET ASSET VALUE,
END OF PERIOD                  $ 1.00        $ 1.00       $ 1.00             $ 1.00             $ 1.00             $ 1.00
TOTAL RETURN 1                   2.15%         4.39%        4.88%              4.65%              4.97%              4.47%

RATIOS TO AVERAGE
NET ASSETS:
Expenses                         0.83% 2       0.83%        0.83%              0.85%              0.86%              0.88%
Net investment income            4.27% 2       4.28%        4.76%              4.55%              4.83%              4.40%
Expense waiver/
reimbursement 3                  0.04% 2       0.04%        0.02%              0.01%              0.01%                --
SUPPLEMENTAL DATA:
Net assets,
end of period (000 omitted)  $278,933      $233,037     $226,667           $343,071           $402,378           $243,651

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and financial fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

                                 SIX MONTHS
                                      ENDED       YEAR ENDED
                               NOVEMBER 30,          MAY 31,
                                       1999             1999
Shares sold                     615,810,084      952,869,243
Shares issued to
shareholders in payment of
distributions declared            2,078,433        4,568,351
Shares redeemed                (571,992,545)    (951,067,767)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               45,895,972        6,369,827

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of the Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended November 30, 1999, the Fund shares did not incur a shareholder services fee. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

RICHARD B. FISHER
President

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD J. THOMAS
Treasurer

LESLIE K. ROSS
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager

Treasury Cash Series II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

SEMI-ANNUAL REPORT

NOVEMBER 30, 1999

[Graphic]
Federated
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 147552301

1121606 (1/00)

[Graphic]